Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On July 10, 2023, the Company received a deficiency notice from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that for the last 37 consecutive business days, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). This notification has no immediate effect on the listing or trading of the Company’s securities on The Nasdaq Capital Market and the Company’s Class A common stock, warrants and units will continue to trade under the symbols “ITAQ,” “ITAQW” and “ITAQU,” respectively. The Staff also noted in a footnote that “the Company also does not meet the requirements under Listing Rules5550(b)(1) and 5550(b)(3).” Listing Rule 5550(b)(1) is “Equity Standard: Stockholders’ equity of at least $2.5 million.” Listing Rule 5550(b)(3) is “Net Income Standard: Net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the three most recently completed fiscal years.” The Company’s listing is not based on the Equity Standard or the Net Income Standard.

In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has a period of 180 calendar days, or until January 8, 2024 (the “Compliance Period”), to regain compliance with the Market Value Standard. The Notice states that to regain compliance, the Company’s MVLS must close at $35 million or more for a minimum of ten consecutive business days during the Compliance Period, at which time Nasdaq will provide written notification that the Company h The Company intends to actively monitor the Company’s MVLS between now and January 8, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards as achieved compliance under the Market Value Standard and the matter will be closed.

The Company anticipates that the closing under the Merger Agreement will be completed prior to the expiration of the Compliance Period. In connection with closing on the Merger Agreement, the Company, after giving effect to the Merger and any redemption of the publicly traded Class A Common Stock of the Company in connection with such stockholder approval, will, as a condition to continued listing on Nasdaq, be required to meet the Nasdaq initial listing requirements. The Company believes that it will meet such requirements, and thus will be in compliance with all applicable Nasdaq listing requirements prior to the expiration of the Compliance Period. The Company has filed a registration statement on Form S-4 in connection with the Merger Agreement and the meeting of stockholders at which it will seek stockholder approval of the Merger.

On July 13, 2023, in connection with the Extension Note, the Company deposited $35,000 into the Trust Account.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify and subsequent events that would have required adjustment or disclosure in the financial statements.

On March 22, 2023 the Company filed the definitive proxy statement on Schedule 14A in order to hold a special meeting of stockholders on April 10, 2023 to vote on a proposal to amend its amended and restated certificate of incorporation to extend the date by which it must complete an initial Business Combination (the “Extension”) from April 14, 2023 to December 14, 2023, or such earlier date as determined by the Company’s board of directors (the “Extension Amendment Proposal”). If the Extension Amendment Proposal is approved and the board of directors decides to implement the Extension, the Sponsor or its designees have agreed to contribute to the Company loans equal to the lesser of (x) $35,000 or (y) $0.035 for each public share that is not redeemed for each calendar month (commencing on April 15, 2023 and ending on the 14th day of each subsequent month), or portion thereof, that is needed by the Company to complete the Business Combination until December 14, 2023.